MORTGAGE SERVICING RIGHTS (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Fair Value [Line Items]
Carrying amount of servicing rights recorded in loans serviced for others	$ 1,109,720	$ 961,823
Mortgage servicing rights
Servicing Assets at Fair Value [Line Items]
Unpaid principal balances of mortgage and other loans serviced for others	123,302,000	113,156,000
Carrying amount of servicing rights recorded in loans serviced for others	$ 1,109,720	$ 961,823	$ 918,247
Discount rate (as a percent)	9.00%	9.00%
Ancillary income per loan annually	$ 48	$ 48
Incremental cost to service per loan annually	$ 43	$ 43
Mortgage servicing rights | Minimum
Servicing Assets at Fair Value [Line Items]
Monthly prepayment speeds (as a percent)	149.00%	262.00%
Mortgage servicing rights | Maximum
Servicing Assets at Fair Value [Line Items]
Monthly prepayment speeds (as a percent)	407.00%	407.00%